Other Income (Expenses), Net	12 Months Ended
Dec. 31, 2020
Other Income And Expenses [Abstract]
Other Income (Expenses), Net
13.	Other Income (Expenses), Net

Year ended December 31,	2018	2019	2020
	(’000)	(’000)	(’000)
Foreign exchange gain (loss), net	$(1,297)	$(516)	$(85)
Gain on disposal of idle property, plant and equipment	—	130	—
Fair value gain on short term investments	—	—	158
Interest expense	—	(67)	(321)
Others	583	200	290
	$(714)	$(253)	$42